Dividend income (Tables)	12 Months Ended
Dec. 31, 2022
Dividend income
Schedule of Dividend income

	2020	2021	2022

Equity instruments classified as:

Financial assets at fair value through profit or loss	40	28	13
Of which:
NAFTRAC (Exchange-traded fund or ETF)	36	9	5
Grupo México, S.A.B. de C.V.	—	—	8
Grupo Cementos de Chihuahua, S.A.B. de C.V.	3	1	—
Fomento Económico Mexicano, S.A.B. de C.V.	1	—	—
Wal-Mart de México, S.A.B. de C.V.	—	1	—
Organización Soriana, S.A.B. de C.V.	—	17	—

Financial assets at fair value through other comprehensive income	206	199	173
Of which:
Controladora Prosa, S.A. de C.V.	73	64	—
Trans Unión de México, S.A.	88	88	126
Bolsa Mexicana de Valores, S.A.B. de C.V.	25	29	31
Dun & Bradstreet de México, S.A. de C.V.	20	18	16
Others	—	—	—
	246	227	186